Summary of Significant Accounting Policies - Token Sale Liability (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Avalanche Treasury Company LLC
Summary of Significant Accounting Policies
contractual consideration	$ 30.0	$ 30.0